                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Castle Creek Arbitrage, LLC
                 ----------------------------------
   Address:      111 West Jackson Blvd., 20th Floor
                 ----------------------------------
                 Chicago, IL 60069
                 -------------------------------

Form 13F File Number: 28-11853
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William Shimanek
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   312 692 5011
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ William Shimanek           Chicago Illinois   August 13, 2009
   -------------------------------    -----------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 116
                                        --------------------

Form 13F Information Table Value Total: $763,623
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ----------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS  SOLE    SHARED   NONE
---------------------------- ---------------- --------- -------- ---------- ----- ------ ---------- -------- ------ ---------- -----
ASM INTL NV                  BOND             00207DAG7    6,341  6,900,000 PRN          SOLE                        6,900,000
ADVANCED TECHNOLOGY ACQU COR WARRANT          007556111    1,624    200,000 SH           SOLE                          200,000
ALLIANT ENERGY CORP          BOND             018804AH7   16,152 15,000,000 PRN          SOLE                       15,000,000
ALLIANT ENERGY CORP          BOND             018804AK0   31,815 27,500,000 PRN          SOLE                       27,500,000
ALTERNATIVE ASSET MGMT ACQU  COM              02149U101    2,650    271,216 SH           SOLE                          271,216
AMERICREDIT CORP             BOND             03060RAR2    1,173  1,760,000 PRN          SOLE                        1,760,000
AMGEN INC                    BOND             031162AN0   36,884 38,730,000 PRN          SOLE                       38,730,000
APOGENT TECHNOLOGIES INC     BOND             03760AAK7   13,896 10,000,000 PRN          SOLE                       10,000,000
ARVINMERITOR INC             BOND             043353AF8      951  2,000,000 PRN          SOLE                        2,000,000
BOISE INC                    WARRANT          09746Y113      151     87,722 SH           SOLE                           87,722
BOSTON PPTYS LTD PARTNERSHIP BOND             10112RAG9    2,925  3,290,000 PRN          SOLE                        3,290,000
BOSTON PPTYS LTD PARTNERSHIP BOND             10112RAK0    4,402  5,000,000 PRN          SOLE                        5,000,000
CEPHALON INC                 BOND             156708AL3   24,708 22,679,000 PRN          SOLE                       22,679,000
CHINA MED TECHNOLOGIES INC   COM              169483954      526     26,400 SH    PUT    SOLE                              N/A
CHINA MED TECHNOLOGIES INC   BOND             169483AB0      854  1,000,000 PRN          SOLE                        1,000,000
CHINA MED TECHNOLOGIES INC   BOND             169483AC8    5,593  8,810,000 PRN          SOLE                        8,810,000
CHIQUITA BRANDS INTL INC     BOND             170032AT3    5,675  8,000,000 PRN          SOLE                        8,000,000
COMPUCREDIT CORP             BOND             20478NAD2    1,247  4,610,000 PRN          SOLE                        4,610,000
COOPER CAMERON CORP          BOND             216640AE2   34,146 20,840,000 PRN          SOLE                       20,840,000
DST SYS INC DEL              BOND             233326AB3   29,880 30,210,000 PRN          SOLE                       30,210,000
DST SYS INC DEL              BOND             233326AD9    5,623  6,281,000 PRN          SOLE                        6,281,000
E M C CORP MASS              BOND             268648AK8   10,291  9,900,000 PRN          SOLE                        9,900,000
E M C CORP MASS              BOND             268648AM4    5,630  5,510,000 PRN          SOLE                        5,510,000
EARTHLINK INC                BOND             270321AA0   13,510 13,524,000 PRN          SOLE                       13,524,000
EASTMAN KODAK CO             BOND             277461BE8    8,502 10,500,000 PRN          SOLE                       10,500,000
ENZON PHARMACEUTICALS INC    BOND             293904AE8      350    370,000 PRN          SOLE                          370,000
EQUINIX INC                  BOND             29444UAH9   10,144  9,500,000 PRN          SOLE                        9,500,000
FISHER SCIENTIFIC INTL INC   BOND             338032AW5    9,606  5,535,000 PRN          SOLE                        5,535,000
FORD MTR CO DEL              BOND             345370CF5    7,533  8,888,000 PRN          SOLE                        8,888,000
GENERAL MTRS CORP            PREFERRED STOCK  370442717   45,920 16,929,200 SH           SOLE                       16,929,200
GENERAL MTRS CORP            PREFERRED STOCK  370442733    9,206  3,280,000 SH           SOLE                        3,280,000
GENERAL MTRS CORP            COM              370442955        0     25,000 SH    PUT    SOLE                              N/A
GILEAD SCIENCES INC          BOND             375558AG8   20,205 16,000,000 PRN          SOLE                       16,000,000
GLOBAL BRANDS ACQUISITION CO COM              378982102    1,749    179,608 SH           SOLE                          179,608
GLOBAL BRANDS ACQUISITION CO WARRANT          378982110    1,321    135,576 SH           SOLE                          135,576
GLOBAL BRANDS ACQUISITION CO COM              378983100      255     26,437 SH           SOLE                           26,437
GLG PARTNERS INC             WARRANT          37929X115    4,665  1,140,604 SH           SOLE                        1,140,604
GOLDEN POND HEALTHCARE INC   COM              38116J109      253     32,848 SH           SOLE                           32,848
GREAT ATLANTIC & PAC TEA INC COM              390064103      172     40,446 SH           SOLE                           40,446
GREAT ATLANTIC & PAC TEA INC BOND             390064AJ2      963  1,320,000 PRN          SOLE                        1,320,000
GREAT ATLANTIC & PAC TEA INC BOND             390064AK9    4,059  6,590,000 PRN          SOLE                        6,590,000
GREENBRIER COS INC           BOND             393657AD3    1,113  2,020,000 PRN          SOLE                        2,020,000
HICKS ACQUISITION CO I INC   WARRANT          429086127    1,690    176,249 SH           SOLE                          176,249
HICKS ACQUISITION CO I INC   COM              429086309      867     90,384 SH           SOLE                           90,384
HOSPITALITY PPTYS TR         BOND             44106MAK8    8,823 10,500,000 PRN          SOLE                       10,500,000
HUMAN GENOME SCIENCES INC    BOND             444903AK4    5,402  8,810,000 PRN          SOLE                        8,810,000
ILLUMINA INC                 BOND             452327AB5    2,629  1,460,000 PRN          SOLE                        1,460,000
INCYTE CORP                  BOND             45337CAF9   13,982 19,340,000 PRN          SOLE                       19,340,000
INFORMATION SERVICES GROUP I WARRANT          45675Y112      606    201,383 SH           SOLE                          201,383
INTER ATLANTIC FINANCIAL INC COM              45890H100      919    118,005 SH           SOLE                          118,005
INTER ATLANTIC FINANCIAL INC WARRANT          45890H118      549     70,481 SH           SOLE                           70,481
INVITROGEN CORP              BOND             46185RAJ9   15,775 12,500,000 PRN          SOLE                       12,500,000
INVITROGEN CORP              BOND             46185RAM2   20,595 19,805,000 PRN          SOLE                       19,805,000
ITRON INC                    BOND             465741AJ5    1,344  1,230,000 PRN          SOLE                        1,230,000

         COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ----------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS  SOLE    SHARED   NONE
---------------------------- ---------------- --------- -------- ---------- ----- ------ ---------- -------- ------ ---------- -----
JAKKS PAC INC                BOND             47012EAB2    1,698  1,760,000 PRN          SOLE                        1,760,000
JETBLUE AIRWAYS CORP         BOND             477143AD3    7,615  7,000,000 PRN          SOLE                        7,000,000
JETBLUE AIRWAYS CORP         BOND             477143AE1   15,491 14,000,000 PRN          SOLE                       14,000,000
JETBLUE AIRWAYS CORP         BOND             477143AF8    2,102  2,000,000 PRN          SOLE                        2,000,000
JETBLUE AIRWAYS CORP         BOND             477143AG6    2,100  2,000,000 PRN          SOLE                        2,000,000
KBL HEALTHCARE ACQUIS CORP I COM              48241N107    1,198    153,143 SH           SOLE                          153,143
K V PHARMACEUTICAL COM       BOND             482740AC1      841  2,200,000 PRN          SOLE                        2,200,000
L-3 COMMUNICATIONS CORP      BOND             502413AW7   19,083 19,765,000 PRN          SOLE                       19,765,000
LABORATORY CORP AMER HLDGS   BOND             50540RAG7    4,943  5,412,000 PRN          SOLE                        5,412,000
LUCENT TECHNOLOGIES INC      BOND             549463AG2    3,498  3,685,000 PRN          SOLE                        3,685,000
MGM MIRAGE                   COM              552953951    1,372    214,700 SH    PUT    SOLE                       N/A
MACROVISION CORP             BOND             555904AB7   12,144 12,500,000 PRN          SOLE                       12,500,000
MAXTOR CORP                  BOND             577729AE6    3,801  4,400,000 PRN          SOLE                        4,400,000
MEDTRONIC INC                BOND             585055AL0    6,406  6,610,000 PRN          SOLE                        6,610,000
MIRANT CORP NEW              WARRANT          60467R118    1,645    104,487 SH           SOLE                          104,487
NCI BUILDING SYS INC         BOND             628852AG0   10,460 16,611,000 PRN          SOLE                       16,611,000
NABORS INDS INC              BOND             629568AP1    8,619  9,250,000 PRN          SOLE                        9,250,000
NASH FINCH CO                BOND             631158AD4    4,045 10,672,000 PRN          SOLE                       10,672,000
NATIONAL CITY CORP           BOND             635405AW3    1,334  1,365,000 PRN          SOLE                        1,365,000
NATIONAL RETAIL PROPERTIES I BOND             637417AC0    4,415  4,860,000 PRN          SOLE                        4,860,000
OSI PHARMACEUTICALS INC      BOND             671040AF0   22,929 20,874,000 PRN          SOLE                       20,874,000
SP ACQUISITION HOLDINGS INC  WARRANT          78470A112      236     24,403 SH           SOLE                           24,403
PROLOGIS                     BOND             743410AS1    5,517  7,500,000 PRN          SOLE                        7,500,000
PROSPECT ACQUISITION CORP    COM              74347T103    1,359    140,580 SH           SOLE                          140,580
PROSPECT ACQUISITION CORP    WARRANT          74347T111      874     90,384 SH           SOLE                           90,384
QWEST COMMUNICATIONS INTL IN BOND             749121BY4   22,597 22,865,000 PRN          SOLE                       22,865,000
RAYTHEON CO                  WARRANT          755111119   33,238    748,100 SH           SOLE                          748,100
RECKSON OPER PARTNERSHIP L P BOND             75621LAJ3    3,381  3,520,000 PRN          SOLE                        3,520,000
SP ACQUISITION HOLDINGS INC  COM              78470A104      236     24,403 SH           SOLE                           24,403
SAPPHIRE INDUSTRIALS CORP    COM              80306T109    1,546    158,211 SH           SOLE                          158,211
SAPPHIRE INDUSTRIALS CORP    WARRANT          80306T117      883     90,384 SH           SOLE                           90,384
SECURE AMER ACQUISITION CORP WARRANT          81372L111      246     31,703 SH           SOLE                           31,703
SEPRACOR INC                 BOND             817315AW4    1,477  1,500,000 PRN          SOLE                        1,500,000
SPORTS PPTYS ACQUISITION COR COM              84920F107      306     31,634 SH           SOLE                           31,634
SPORTS PPTYS ACQUISITION COR WARRANT          84920F115      306     31,634 SH           SOLE                           31,634
STONELEIGH PARTNERS ACQUS CO WARRANT          861923126      935    119,899 SH           SOLE                          119,899
SUPERVALU INC                BOND             868536AP8    2,730  8,000,000 PRN          SOLE                        8,000,000
SYBASE INC                   BOND             871130AB6   10,738  8,370,000 PRN          SOLE                        8,370,000
TTM TECHNOLOGIES INC         BOND             87305RAC3    1,923  2,640,000 PRN          SOLE                        2,640,000
TERADYNE INC                 BOND             880770AE2    7,163  5,000,000 PRN          SOLE                        5,000,000
TEVA PHARMACEUTICAL FIN II L BOND             88164RAB3   21,968 15,420,000 PRN          SOLE                       15,420,000
THERAVANCE INC               BOND             88338TAA2    2,294  3,080,000 PRN          SOLE                        3,080,000
THORATEC CORP                BOND             885175AB5    2,538  3,070,000 PRN          SOLE                        3,070,000
TRANSOCEAN INC               BOND             893830AU3   16,274 16,970,000 PRN          SOLE                       16,970,000
TRIAN ACQUISITION I CORP     COM              89582E108      259     27,115 SH           SOLE                           27,115
TRIPLECROWN ACQUISITION CORP COM              89677G109      339     35,287 SH           SOLE                           35,287
TRIPLECROWN ACQUISITION CORP WARRANT          89677G117      339     35,287 SH           SOLE                           35,287
UNITED REFINING ENERGY CORP  COM              911360105      883     90,384 SH           SOLE                           90,384
UNITED RENTALS NORTH AMER IN BOND             911365AH7    4,927  5,340,000 PRN          SOLE                        5,340,000
US AIRWAYS GROUP INC         BOND             911905AC1    1,411  2,000,000 PRN          SOLE                        2,000,000
VERISIGN INC                 BOND             92343EAD4    6,551  9,820,000 PRN          SOLE                        9,820,000
VORNADO RLTY TR              BOND             929042AC3    2,292  2,630,000 PRN          SOLE                        2,630,000
WMS INDS INC                 BOND             929297AE9    3,160  1,320,000 PRN          SOLE                        1,320,000
WEBMD CORP                   BOND             94769MAE5    3,051  3,071,000 PRN          SOLE                        3,071,000

         COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ----------------------- ---------- -------- -----------------------
                                                         VALUE     SHRS OR   SH/   PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
      NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL  DISCRETION MANAGERS  SOLE    SHARED   NONE
---------------------------- ---------------- --------- -------- ---------- ----- ------ ---------- -------- ------ ---------- -----
ASIA SPECIAL SIT ACQST CORP  COM              G0538M105    2,343    244,281 SH           SOLE                          244,281
NORTH ASIA INVESTMENT CORP   COM              G66202105    1,425    150,000 SH           SOLE                          150,000
NORTH ASIA INVESTMENT CORP   WARRANT          G66202113    1,255    132,095 SH           SOLE                          132,095
OVERTURE ACQUISITION CORP    COM              G6830P100      137     14,188 SH           SOLE                           14,188
CHARDAN 2008 CHINA ACQST COR COM              G8977T101      734    100,000 SH           SOLE                          100,000
CHARDAN 2008 CHINA ACQST COR WARRANT          G8977T119      647     88,064 SH           SOLE                           88,064
NAVIOS MARITIME ACQUIS CORP  COM              Y62159101    1,872    200,000 SH           SOLE                          200,000
NAVIOS MARITIME ACQUIS CORP  WARRANT          Y62159119    1,650    176,249 SH           SOLE                          176,249